FEDERAL INCOME TAXES - Composition of net deferred tax liability (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
General loan loss allowance	$ 759	$ 575
Deferred compensation	82	88
Stock benefit plans	166	173
Merger related transaction costs	118	118
Net operating loss carryforward	771	1,475
Reserve for uncollected interest	101	180
Real estate owned	205	811
Fair market value adjustments	929	898
Unrealized losses on securities available for sale	796	3,724
AMT credit carryforward	305
Other	54	4
Total deferred tax assets	4,286	8,046
Deferred tax liabilities:
Deferred loan origination costs	(540)	(401)
Federal Home Loan Bank stock dividends	(1,749)	(1,749)
Fixed asset basis difference	(570)	(529)
Mortgage servicing rights	(405)	(439)
Total deferred tax liabilities	(3,264)	(3,118)
Net deferred tax asset	$ 1,022	$ 4,928